Consolidated Statements of Operations and Comprehensive Loss (Details) € / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenue	€ 165,789		€ 63,089
Cost of sales	3,317,039		532,262
Inventory write downs (in Dollars)	3,300,000	$ 2.8
Marketing and sales expenses	2,800,000
Sales and marketing expense	6,756,595		4,001,299
Expense	1,600,000
Personnel cost			1,000,000
Research and development expense	35,363,897		41,024,131		37,526,090
General and administrative expenses	400,000
Income expenses	5,100,000
Net financial result (in Dollars) | $		$ 4.7
Marketable securities	0.6
Foreign exchange result	€ 3,670,235		€ (1,841,872)		€ 2,442,297
Weighted number of ordinary shares outstanding (in Shares) | shares	58,919,958	58,919,958	54,940,137	54,940,137	44,207,873
Loss per share (in Euro per share) | € / shares	€ 0.78		€ 0.78		€ 0.67
Exercise price for options outstanding (in Euro per share) | € / shares	0.01		0.01
Weighted average fair value options granted | (per share)	€ 1.65	$ 1.78	€ 2.39	$ 2.58
Exercise price range | $ / shares		$ 1.51
Options granted	2,332,500	2,332,500	1,735,750	1,735,750	1,966,666
Options were exercised	12,000	12,000	31,000	31,000
Options were forfeited			105,327	105,327	14,930
Expected dividends (in Dollars) | $
Cost of sales [member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Cost of sales	€ 2,800,000
2017 [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Conversion rate | € / shares	€ 0.9626		€ 0.905
Average rate | € / shares	€ 0.9242		€ 0.9246
Weighted average remaining contractual life			6 years 7 months 9 days	6 years 7 months 9 days	6 years 6 months
Maximum number of common shares available for grant (in Shares) | shares			2,341,097	2,341,097
Ordinary shares percentage			4.00%	4.00%
2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Weighted average remaining contractual life	6 years 11 months 4 days	6 years 11 months 4 days	7 years 11 months 8 days	7 years 11 months 8 days
Maximum [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Marketable securities			€ 3.8
Foreign exchange result	€ 3.7
Exercise price range | (per share)	€ 4.95	$ 5.14	€ 4.82	$ 5.14
Minimum [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Marketable securities	€ 3.2
Foreign exchange result			€ (1.8)
Exercise price range | (per share)	€ 1.45	$ 1.86	€ 1.74
InflaRx GmbH [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenue	€ 200,000		€ 100,000
Conversion rate | $ / shares				0.905		$ 0.9626
Average rate | $ / shares				$ 0.9246		$ 0.9242
Executive Management [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Options granted	1,300,000	1,300,000	1,136,000	1,136,000	1,223,500
Options were exercised					136,259
Marketing and Sales Expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Sales and marketing expense	€ 6,800,000		€ 4,000,000
Expense	1,800,000		€ 1,000,000
Personnel cost	2,000,000
Research and Developments Expense [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Research and development expense	5,700,000
Net Financial Result [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Foreign exchange result	€ 5.5